Leases - Summary of cash flow information and initial recognition of right of use asset and lease liability related to operating leases (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Leases [Abstract]
Operating cash flows for operating leases	¥ 44,689	¥ 46,565	¥ 47,584
ROU assets recognized in connection with new operating leases	¥ 36,032	¥ 32,208	¥ 41,279